SEGMENT REPORTING - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENT REPORTING
Number of segments	1	1	1	2